Vanguard® Capital Opportunity Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.4%)
Communication Services (7.0%)
	Alphabet Inc. Class A	1,888,500	591,101
	Alphabet Inc. Class C	1,563,220	490,538
*,1	Baidu Inc. ADR	2,378,190	310,734
	Meta Platforms Inc. Class A	179,000	118,156
	Universal Music Group NV	2,291,005	59,726
*	Netflix Inc.	622,150	58,333
*	Pinterest Inc. Class A	1,608,750	41,651
*	ZoomInfo Technologies Inc.	3,527,664	35,876
*	Spotify Technology SA	53,121	30,848
*	Live Nation Entertainment Inc.	181,460	25,858
*	Trade Desk Inc. Class A	637,200	24,188
	Walt Disney Co.	132,140	15,034
*	Take-Two Interactive Software Inc.	39,480	10,108
*	Snap Inc. Class A	10,500	85
			1,812,236
Consumer Discretionary (11.4%)
	Alibaba Group Holding Ltd. ADR	3,527,676	517,087
*	Amazon.com Inc.	2,156,862	497,847
*	Tesla Inc.	1,007,590	453,133
	TJX Cos. Inc.	2,151,400	330,477
*,1	XPeng Inc. ADR	8,263,619	167,586
	Sony Group Corp. ADR	5,451,475	139,558
	Royal Caribbean Cruises Ltd.	418,800	116,812
*	Flutter Entertainment plc	419,047	90,112
	Ross Stores Inc.	444,800	80,126
*	CarMax Inc.	1,665,647	64,361
*	Capri Holdings Ltd.	2,567,971	62,658
*	Burlington Stores Inc.	214,800	62,045
*	Carnival Corp.	1,577,945	48,190
*	Carvana Co.	111,387	47,007
	Entain plc	4,503,388	46,291
	eBay Inc.	519,160	45,219
*	Ollie's Bargain Outlet Holdings Inc.	326,260	35,761
*	Cava Group Inc.	498,400	29,251
*	Mobileye Global Inc. Class A	1,893,700	19,770
	Marriott International Inc. Class A	58,400	18,118
*	DoorDash Inc. Class A	78,950	17,881
*	Ulta Beauty Inc.	23,000	13,915
*	SharkNinja Inc.	83,200	9,310
*	Norwegian Cruise Line Holdings Ltd.	415,025	9,263
*	Rivian Automotive Inc. Class A	208,400	4,108
*	Valvoline Inc.	87,030	2,529
	Tapestry Inc.	14,100	1,802
	Newell Brands Inc.	346,709	1,290
	Restaurant Brands International Inc.	17,600	1,201
			2,932,708
Consumer Staples (0.8%)
*	Performance Food Group Co.	1,416,327	127,356
*	e.l.f. Beauty Inc.	339,700	25,831
*	US Foods Holding Corp.	268,900	20,254
	Casey's General Stores Inc.	36,300	20,063
*	BellRing Brands Inc.	380,862	10,180
			203,684
Energy (1.5%)
	ConocoPhillips	2,000,500	187,267
	Chevron Corp.	452,537	68,971
	EOG Resources Inc.	364,121	38,236
	TechnipFMC plc	608,700	27,124
	Coterra Energy Inc.	773,350	20,354

		Shares	Market Value ($000)
	Exxon Mobil Corp.	133,910	16,115
	Viper Energy Inc. Class A	375,400	14,502
	Expand Energy Corp.	128,000	14,126
*,1	New Fortress Energy Inc.	1,250,000	1,425
			388,120
Financials (8.6%)
	Raymond James Financial Inc.	2,671,537	429,022
	MarketAxess Holdings Inc.	1,751,350	317,432
	Charles Schwab Corp.	3,174,659	317,180
	Northern Trust Corp.	2,142,911	292,700
	Visa Inc. Class A	600,000	210,426
	PayPal Holdings Inc.	1,832,300	106,970
	Wells Fargo & Co.	1,107,200	103,191
	CME Group Inc.	360,654	98,487
	Progressive Corp.	315,660	71,882
	Capital One Financial Corp.	292,990	71,009
	Morgan Stanley	372,902	66,201
	JPMorgan Chase & Co.	170,400	54,906
*	WEX Inc.	164,300	24,478
	Mastercard Inc. Class A	41,200	23,520
	Tradeweb Markets Inc. Class A	155,500	16,723
	Citigroup Inc.	64,800	7,562
*	Sony Financial Group Inc. ADR	834,535	4,365
			2,216,054
Health Care (25.8%)
	Eli Lilly & Co.	1,763,503	1,895,201
	Amgen Inc.	1,718,699	562,547
*	Boston Scientific Corp.	4,840,336	461,526
*	Biogen Inc.	2,332,567	410,509
*	BeOne Medicines Ltd. ADR	1,171,171	355,813
*	BioMarin Pharmaceutical Inc.	5,214,345	309,889
	Bristol-Myers Squibb Co.	4,562,000	246,074
*	Elanco Animal Health Inc. (XNYS)	10,303,076	233,159
	Thermo Fisher Scientific Inc.	379,456	219,876
	AstraZeneca plc ADR	2,383,790	219,142
*	BioNTech SE ADR	2,191,720	208,652
*	Glaukos Corp.	1,695,572	191,447
	Novartis AG ADR	1,211,220	166,991
*	Illumina Inc.	1,219,929	160,006
*	Edwards Lifesciences Corp.	1,449,100	123,536
*	LivaNova plc	1,920,200	118,150
	Revvity Inc.	1,013,945	98,099
	Zimmer Biomet Holdings Inc.	981,460	88,253
*,1,2	Immunocore Holdings plc ADR	2,528,858	87,777
	Roche Holding AG	200,231	82,689
*	Neurocrine Biosciences Inc.	422,300	59,895
*	Charles River Laboratories International Inc.	249,500	49,770
*	Alkermes plc	1,733,250	48,496
	Agilent Technologies Inc.	250,950	34,147
	Danaher Corp.	126,000	28,844
	Bruker Corp.	517,200	24,365
	QIAGEN NV	526,927	23,696
	Humana Inc.	91,400	23,410
*	Repligen Corp.	138,578	22,707
*	IQVIA Holdings Inc.	75,510	17,021
*	GRAIL Inc.	165,188	14,138
	Alcon AG	151,840	11,967
[3]	Siemens Healthineers AG	171,280	8,978
*	Waters Corp.	21,600	8,204
*	Allogene Therapeutics Inc.	5,189,570	7,110
*	Bridgebio Pharma Inc.	74,700	5,714
	Sandoz Group AG	10,840	787
*	FibroGen Inc.	2,716	24
			6,628,609
Industrials (11.7%)
	FedEx Corp.	1,401,274	404,772
	Southwest Airlines Co.	8,459,559	349,634
	AECOM	3,453,756	329,246
*	United Airlines Holdings Inc.	2,820,443	315,382

		Shares	Market Value ($000)
	Jacobs Solutions Inc.	2,070,501	274,259
*	Nextpower Inc. Class A	2,726,697	237,523
	IDEX Corp.	993,479	176,780
	Delta Air Lines Inc.	2,375,360	164,850
*	American Airlines Group Inc.	10,632,230	162,992
	Airbus SE	582,732	135,324
	Curtiss-Wright Corp.	225,700	124,422
	TransDigm Group Inc.	74,173	98,639
*	Amentum Holdings Inc.	2,604,138	75,520
	AMETEK Inc.	188,653	38,732
*	Lyft Inc. Class A	1,334,624	25,852
	Ryanair Holdings plc ADR	341,050	24,620
	Textron Inc.	180,300	15,717
	GFL Environmental Inc. (XTSE)	362,100	15,552
	Rockwell Automation Inc.	39,500	15,368
	Carrier Global Corp.	201,212	10,632
*	Uber Technologies Inc.	112,000	9,151
*	JetBlue Airways Corp.	1,348,000	6,133
			3,011,100
Information Technology (30.0%)
	Micron Technology Inc.	4,498,077	1,283,796
*	Flex Ltd.	11,589,082	700,212
	NVIDIA Corp.	3,472,040	647,535
	Microsoft Corp.	1,244,500	601,865
	KLA Corp.	483,660	587,686
	Jabil Inc.	1,471,400	335,509
*	Intel Corp.	7,759,700	286,333
	ASML Holding NV GDR (Registered)	255,867	273,742
	Texas Instruments Inc.	1,361,680	236,238
*	Trimble Inc.	2,945,651	230,792
	NetApp Inc.	2,150,680	230,316
*	MongoDB Inc.	525,288	220,458
	Corning Inc.	1,934,824	169,413
*	Adobe Inc.	478,000	167,295
	Universal Display Corp.	1,117,535	130,506
	QUALCOMM Inc.	584,762	100,024
	Oracle Corp.	499,700	97,397
	Entegris Inc.	1,118,658	94,247
*	Descartes Systems Group Inc.	1,034,599	90,693
*	Fair Isaac Corp.	53,550	90,533
	Broadcom Inc.	248,100	85,867
*	Synopsys Inc.	178,900	84,033
*	Nutanix Inc. Class A	1,490,619	77,050
	Intuit Inc.	111,000	73,529
	Teradyne Inc.	363,500	70,359
*	Zoom Communications Inc.	809,150	69,822
*	FormFactor Inc.	1,192,641	66,525
*	Ciena Corp.	265,500	62,092
*	AppLovin Corp. Class A	91,776	61,840
	Hewlett Packard Enterprise Co.	2,205,650	52,980
	Marvell Technology Inc.	475,779	40,432
	HP Inc.	1,781,500	39,692
*	Keysight Technologies Inc.	194,660	39,553
*	Autodesk Inc.	128,600	38,067
*	Advanced Micro Devices Inc.	171,900	36,814
*	Gitlab Inc. Class A	950,032	35,655
*	Palo Alto Networks Inc.	170,020	31,318
	Salesforce Inc.	112,800	29,882
*	Okta Inc.	311,548	26,940
*	Aurora Innovation Inc.	6,791,800	26,080
	Analog Devices Inc.	90,000	24,408
*	ARM Holdings plc ADR	210,570	23,017
	Western Digital Corp.	90,000	15,504
*	Docusign Inc.	180,000	12,312
*	Unity Software Inc.	208,384	9,204
*	BlackBerry Ltd.	2,291,276	8,684
*	RingCentral Inc. Class A	265,175	7,658
*	Gartner Inc.	20,000	5,046
*	Crowdstrike Holdings Inc. Class A	3,700	1,734

		Shares	Market Value ($000)
	Applied Materials Inc.	1,000	257
*,1	Wolfspeed Inc.	2,186,808	212
			7,731,156
Materials (0.5%)
*	Ivanhoe Mines Ltd. Class A	9,347,800	106,313
	Albemarle Corp.	160,500	22,701
			129,014
Real Estate (0.1%)
	Welltower Inc.	76,945	14,282
*	CoStar Group Inc.	40,000	2,689
			16,971
Total Common Stocks (Cost $8,825,041)			25,069,652
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[4,5]	Vanguard Market Liquidity Fund, 3.780% (Cost $848,573)	8,487,966	848,796
Total Investments (100.7%) (Cost $9,673,614)			25,918,448
Other Assets and Liabilities—Net (-0.7%)			(187,591)
Net Assets (100%)			25,730,857
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $159,937.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $8,978, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $176,534 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	24,735,645	334,007	—	25,069,652
Temporary Cash Investments	848,796	—	—	848,796
Total	25,584,441	334,007	—	25,918,448
D.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2025 Market Value ($000)
Immunocore Holdings plc ADR	NA1	2,982	—	—	(3,816)	—	—	87,777
Vanguard Market Liquidity Fund	1,007,131	NA2	NA2	—	(10)	6,770	—	848,796
Total	1,007,131	2,982	—	—	(3,826)	6,770	—	936,573
1	Not applicable—at September 30, 2025, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.